Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$115,908	$-	$115,908
Government agency issued MBS	-	330,443	-	330,443
Government agency issued CMO	-	188,632	-	188,632
Other U.S. government agencies	-	127,263	-	127,263
States and municipalities	-	54,647	-	54,647
Trading Loans	-	15,088	-	15,088
Corporate and other debt	-	354,178	5	354,183
Equity, mutual funds, and other	-	2,590	-	2,590
Total trading securities - capital markets	-	1,188,749	5	1,188,754
Trading securities - mortgage banking:
Principal only	-	-	4,137	4,137
Interest only	-	-	167	167
Subordinated bonds	-	-	1,333	1,333
Total trading securities - mortgage banking	-	-	5,637	5,637
Loans held-for-sale	-	-	27,910	27,910
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	751,165	-	751,165
Government agency issued CMO	-	2,611,266	-	2,611,266
Other U.S. government agencies	-	-	1,807	1,807
States and municipalities	-	8,705	1,500	10,205
Equity, mutual funds, and other	26,264	-	-	26,264
Total securities available-for-sale	26,264	3,371,236	3,307	3,400,807
Mortgage servicing rights	-	-	2,517	2,517
Other assets:
Deferred compensation assets	25,665	-	-	25,665
Derivatives, forwards and futures	2,345	-	-	2,345
Derivatives, interest rate contracts	-	131,631	-	131,631
Derivatives, other	-	112	-	112
Total other assets	28,010	131,743	-	159,753
Total assets	$54,274	$4,691,728	$39,376	$4,785,378
Trading liabilities - capital markets:
U.S. treasuries	$-	$286,016	$-	$286,016
Other U.S. government agencies	-	1,958	-	1,958
Corporate and other debt	-	306,341	-	306,341
Total trading liabilities - capital markets	-	594,315	-	594,315
Other liabilities:
Derivatives, forwards and futures	2,035	-	-	2,035
Derivatives, interest rate contracts	-	111,964	-	111,964
Derivatives, other	-	-	5,240	5,240
Total other liabilities	2,035	111,964	5,240	119,239
Total liabilities	$2,035	$706,279	$5,240	$713,554

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$70,472	$-	$70,472
Government agency issued MBS	-	231,398	-	231,398
Government agency issued CMO	-	55,515	-	55,515
Other U.S. government agencies	-	108,265	-	108,265
States and municipalities	-	30,814	-	30,814
Corporate and other debt	-	297,440	5	297,445
Equity, mutual funds, and other	-	614	-	614
Total trading securities - capital markets	-	794,518	5	794,523
Trading securities - mortgage banking:
Principal only	-	-	5,110	5,110
Interest only	-	-	2,085	2,085
Total trading securities - mortgage banking	-	-	7,195	7,195
Loans held-for-sale	-	-	230,456	230,456
Securities available-for-sale:
U.S. treasuries	-	39,996	-	39,996
Government agency issued MBS	-	823,689	-	823,689
Government agency issued CMO	-	2,290,937	-	2,290,937
Other U.S. government agencies	-	-	2,326	2,326
States and municipalities	-	13,655	1,500	15,155
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	23,259	-	-	23,259
Total securities available-for-sale	23,259	3,168,277	8,126	3,199,662
Mortgage servicing rights	-	-	72,793	72,793
Other assets:
Deferred compensation assets	23,880	-	-	23,880
Derivatives, forwards and futures	3,020	-	-	3,020
Derivatives, interest rate contracts	-	178,846	-	178,846
Total other assets	26,900	178,846	-	205,746
Total assets	$50,159	$4,141,641	$318,575	$4,510,375
Trading liabilities - capital markets:
U.S. treasuries	$-	$210,096	$-	$210,096
Government agency issued MBS	-	854	-	854
Other U.S. government agencies	-	3,900	-	3,900
Corporate and other debt	-	153,498	-	153,498
Total trading liabilities - capital markets	-	368,348	-	368,348
Other liabilities:
Derivatives, forwards and futures	4,343	-	-	4,343
Derivatives, interest rate contracts	-	147,021	-	147,021
Derivatives, other	-	1	2,915	2,916
Total other liabilities	4,343	147,022	2,915	154,280
Total liabilities	$4,343	$515,370	$2,915	$522,628

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2014, 2013, and 2012, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2014
					Securities available-for-sale		Mortgage
	Trading		Loans held-		Investment	Venture	servicing		Net derivative
(Dollars in thousands)	securities		for-sale		portfolio	Capital	rights, net		liabilities
Balance on January 1, 2014	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)
Total net gains/(losses) included in:
Net income	149		52,494		-	(2,995)	1,248		(5,981)
Other comprehensive income / (loss)	-		-		(64)	-	-		-
Purchases	1,559		5,654		-	-	-		-
Issuances	-		-		-	-	-		-
Sales	(1,715)		(236,975)		-	(5)	(70,204)		-
Settlements	(1,550)		(19,806)		(455)	(1,300)	(1,320)		3,656
Net transfers into/(out of) Level 3	-		(3,913)	(b)	-	-	-		-
Balance on December 31, 2014	$5,643		$27,910		$3,307	$-	$2,517		$(5,240)
Net unrealized gains/(losses) included in net income	$225	(a)	$1,991	(a)	$-	$-	$43	(a)	$(5,981)	(c)

	Twelve Months Ended December 31, 2013
					Securities available-for-sale		Mortgage				Other
	Trading		Loans held-		Investment	Venture	servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital	rights, net		liabilities		borrowings
Balance on January 1, 2013	$17,992		$221,094		$5,253	$4,300	$114,311		$(2,175)		$(11,156)
Total net gains/(losses) included in:
Net income	5,028		(4,387)		-	-	20,182		(2,013)		(3)
Other comprehensive income /(loss)	-		-		(114)	-	-		-		-
Purchases	-		69,929		-	-	-		-		-
Issuances	-		-		-	-	-		-		-
Sales	(7,784)		-		-	-	(39,633)		-		11,159
Settlements	(8,036)		(40,369)		(1,313)	-	(22,067)		1,273		-
Net transfers into/(out of) Level 3	-		(15,811)	(b)	-	-	-		-		-
Balance on December 31, 2013	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)		$-
Net unrealized gains/(losses) included in net income	$1,237	(a)	$(4,387)	(a)	$-	$-	$17,394	(a)	$2,013	(c)	$-	(a)

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(b)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(d)	$(3,957)	(a)	$(1,757)	(c)	$3,677	(a)

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.

Nonrecurring Fair Value Measurements

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2014, 2013, and 2012, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Twelve Months Ended
	Carrying value at December 31, 2014				December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$3,322	$-	$3,322	$46
Loans held-for-sale - first mortgages	-	-	846	846	(470)
Loans, net of unearned income (a)	-	-	40,531	40,531	(714)
Real estate acquired by foreclosure (b)	-	-	30,430	30,430	(3,465)
Other assets (c)	-	-	28,660	28,660	(2,087)
					$(6,690)

					Twelve Months Ended
	Carrying value at December 31, 2013				December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$6,185	$-	$6,185	$(122)
Loans held-for-sale - first mortgages	-	-	9,457	9,457	139
Loans, net of unearned income (a)	-	-	62,839	62,839	(3,109)
Real estate acquired by foreclosure (b)	-	-	45,753	45,753	(4,987)
Other assets (c)	-	-	30,810	30,810	(2,021)
					$(10,100)

					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	32,370	32,370	(4,478)
					$(70,269)

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2014 and 2013:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2014	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage (a)	$5,637	Discounted cash flow	Prepayment speeds	41% - 46%
			Discount rate	8% - 56%
Loans held-for-sale - residential real estate	28,756	Discounted cash flow	Prepayment speeds - First mortgage	2% - 12%
			Prepayment speeds - HELOC	5% - 15%
			Foreclosure losses	50% - 60%
			Loss severity trends - First mortgage	10% - 70% of UPB
			Loss severity trends - HELOC	45% - 100% of UPB
			Draw rate - HELOC	5% - 12%
Mortgage servicing rights (a)	2,517	Discounted cash flow	Prepayment speeds	15.2 CPR
			Discount rate	9.8%
			Cost to service	$141.40/Loan
			Earnings on escrow	1.385%
Derivative liabilities, other	5,240	Discounted cash flow	Visa covered litigation resolution amount	$4.8 billion - $5.6 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	12 - 48 months
Loans, net of unearned income (b)	40,531	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (c)	30,430	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (d)	28,660	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

  The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2013	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage (a)	$7,195	Discounted cash flow	Prepayment speeds	38% - 45%
			Discount rate	NM
Loans held-for-sale - residential real estate	239,913	Discounted cash flow	Prepayment speeds - First mortgage	6% - 10%
			Prepayment speeds - HELOC	3% - 12%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends - First mortgage	50% - 60% of UPB
			Loss severity trends - HELOC	35% - 100% of UPB
			Draw Rate - HELOC	2% - 11%
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights (a)	72,793	Discounted cash flow	Prepayment speeds	19.7 CPR
			Discount rate	8.6%
			Cost to service	$162.00/Loan
			Earnings on escrow	1.385%
Derivative liabilities, other	2,915	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	15% - 45%
			Time until resolution	6 - 30 months
Loans, net of unearned income (b)	62,839	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction Values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (c)	45,753	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (d)	30,810	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

NM – not meaningful

  The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2014
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$27,910	$43,822	$(15,912)
Nonaccrual loans	7,430	14,316	(6,886)
Loans 90 days or more past due and still accruing	2,587	4,000	(1,413)

	December 31, 2013
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$230,456	$378,326	$(147,870)
Nonaccrual loans	64,231	137,301	(73,070)
Loans 90 days or more past due and still accruing	7,765	15,854	(8,089)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2014	2013	2012
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$52,494	$(4,387)	$(2,618)
Other short-term borrowings	-	(3)	3,677

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2014 and 2013.

	December 31, 2014
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,940,275	$-	$-	$8,902,045	$8,902,045
Commercial real estate	1,259,143	-	-	1,243,404	1,243,404
Retail:
Consumer real estate	4,935,060	-	-	4,747,761	4,747,761
Permanent mortgage	519,839	-	-	483,179	483,179
Credit card & other	343,401	-	-	345,198	345,198
Total loans, net of unearned income and allowance for loan losses	15,997,718	-	-	15,721,587	15,721,587

Short-term financial assets
Interest-bearing cash	1,621,967	1,621,967	-	-	1,621,967
Federal funds sold	63,080	-	63,080	-	63,080
Securities purchased under agreements to resell	659,154	-	659,154	-	659,154
Total short-term financial assets	2,344,201	1,621,967	722,234	-	2,344,201

Trading securities (a)	1,194,391	-	1,188,749	5,642	1,194,391
Loans held-for-sale (a)	141,285	-	3,322	137,963	141,285
Securities available-for-sale (a) (b)	3,556,613	26,264	3,371,236	159,113	3,556,613
Securities held-to-maturity	4,292	-	-	5,404	5,404
Derivative assets (a)	134,088	2,345	131,743	-	134,088

Other assets
Tax credit investments	82,907	-	-	65,314	65,314
Deferred compensation assets	25,665	25,665	-	-	25,665
Total other assets	108,572	25,665	-	65,314	90,979

Nonearning assets
Cash & due from banks	349,171	349,171	-	-	349,171
Capital markets receivables	42,488	-	42,488	-	42,488
Accrued interest receivable	67,301	-	67,301	-	67,301
Total nonearning assets	458,960	349,171	109,789	-	458,960
Total assets	$23,940,120	$2,025,412	$5,527,073	$16,095,023	$23,647,508

Liabilities:
Deposits:
Defined maturity	$1,276,938	$-	$1,282,833	$-	$1,282,833
Undefined maturity	16,792,001	-	16,792,001	-	16,792,001
Total deposits	18,068,939	-	18,074,834	-	18,074,834

Trading liabilities (a)	594,314	-	594,315	-	594,315

Short-term financial liabilities
Federal funds purchased	1,037,052	-	1,037,052	-	1,037,052
Securities sold under agreements to repurchase	562,214	-	562,214	-	562,214
Other short-term borrowings	157,218	-	157,218	-	157,218
Total short-term financial liabilities	1,756,484	-	1,756,484	-	1,756,484

Term borrowings
Real estate investment trust-preferred	45,896	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	18,049	18,049
Borrowings secured by residential real estate	65,612	-	-	56,623	56,623
Other long term borrowings	1,750,597	-	1,730,061	-	1,730,061
Total term borrowings	1,880,105	-	1,730,061	124,022	1,854,083

Derivative liabilities (a)	119,239	2,035	111,964	5,240	119,239

Other noninterest-bearing liabilities
Capital markets payables	18,157	-	18,157	-	18,157
Accrued interest payable	23,995	-	23,995	-	23,995
Total other noninterest-bearing liabilities	42,152	-	42,152	-	42,152
Total liabilities	$22,461,233	$2,035	$22,309,810	$129,262	$22,441,107

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $66.0 million.

	December 31, 2013
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$7,837,130	$-	$-	$7,759,902	$7,759,902
Commercial real estate	1,122,676	-	-	1,075,385	1,075,385
Retail:
Consumer real estate	5,206,586	-	-	4,858,031	4,858,031
Permanent mortgage	639,751	-	-	606,038	606,038
Credit card & other	329,122	-	-	331,088	331,088
Total loans, net of unearned income and allowance for loan losses	15,135,265	-	-	14,630,444	14,630,444

Short-term financial assets
Interest-bearing cash	730,297	730,297	-	-	730,297
Federal funds sold	66,079	-	66,079	-	66,079
Securities purchased under agreements to resell	412,614	-	412,614	-	412,614
Total short-term financial assets	1,208,990	730,297	478,693	-	1,208,990

Trading securities (a)	801,718	-	794,518	7,200	801,718
Loans held-for-sale (a)	370,152	-	6,185	363,967	370,152
Securities available-for-sale (a) (b)	3,398,457	23,259	3,168,277	206,921	3,398,457
Derivative assets (a)	181,866	3,020	178,846	-	181,866

Other assets
Tax credit investments	88,612	-	-	75,926	75,926
Deferred compensation assets	23,880	23,880	-	-	23,880
Total other assets	112,492	23,880	-	75,926	99,806

Nonearning assets
Cash & due from banks	349,216	349,216	-	-	349,216
Capital markets receivables	45,255	-	45,255	-	45,255
Accrued interest receivable	69,208	-	69,208	-	69,208
Total nonearning assets	463,679	349,216	114,463	-	463,679
Total assets	$21,672,619	$1,129,672	$4,740,982	$15,284,458	$21,155,112

Liabilities:
Deposits:
Defined maturity	$1,505,712	$-	$1,520,950	$-	$1,520,950
Undefined maturity	15,229,244	-	15,229,244	-	15,229,244
Total deposits	16,734,956	-	16,750,194	-	16,750,194

Trading liabilities (a)	368,348	-	368,348	-	368,348

Short-term financial liabilities
Federal funds purchased	1,042,633	-	1,042,633	-	1,042,633
Securities sold under agreements to repurchase	442,789	-	442,789	-	442,789
Other short-term borrowings	181,146	-	181,146	-	181,146
Total short-term financial liabilities	1,666,568	-	1,666,568	-	1,666,568

Term borrowings
Real estate investment trust-preferred	45,828	-	-	47,000	47,000
Term borrowings - new market tax credit investment	18,000	-	-	17,685	17,685
Borrowings secured by residential real estate	310,833	-	-	268,249	268,249
Other long term borrowings	1,365,198	-	1,372,646	-	1,372,646
Total term borrowings	1,739,859	-	1,372,646	332,934	1,705,580

Derivative liabilities (a)	154,280	4,343	147,022	2,915	154,280

Other noninterest-bearing liabilities
Capital markets payables	21,173	-	21,173	-	21,173
Accrued interest payable	23,813	-	23,813	-	23,813
Total other noninterest-bearing liabilities	44,986	-	44,986	-	44,986
Total liabilities	$20,708,997	$4,343	$20,349,764	$335,849	$20,689,956

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Unfunded Commitments:
Loan commitments	$7,309,137	$7,469,553	$2,358	$1,923
Standby and other commitments	331,877	318,149	4,451	4,653
Certain previously reported amounts have been reclassified to agree with current presentation.